Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 2,597	$ 2,266
Restricted cash	10
Short-term deposits	4
Marketable securities	133	330
Trade accounts receivable, net	1,380	1,277
Inventories	1,691	1,562
Other current assets	442	419
Total current assets	6,257	5,854
Goodwill	162	121
Other intangible assets, net	299	212
Property, plant and equipment, net	4,007	3,495
Non-current deferred tax assets	695	672
Long-term investments	11	61
Other non-current assets	437	452
Total non-current assets	5,611	5,013
Total assets	11,868	10,867
Current liabilities:
Short-term debt	173	146
Trade accounts payable	950	981
Other payables and accrued liabilities	831	874
Dividends payable to stockholders	58	60
Accrued income tax	52	59
Total current liabilities	2,064	2,120
Long-term debt	1,899	1,764
Post-employment benefit obligations	445	385
Long-term deferred tax liabilities	19	14
Other long-term liabilities	330	160
Total non-current liabilities	2,693	2,323
Total liabilities	4,757	4,443
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,186,920 shares issued, 891,434,489 shares outstanding)	1,157	1,157
Capital surplus	2,992	2,843
Retained earnings	2,747	1,991
Accumulated other comprehensive income	475	509
Treasury stock	(328)	(141)
Total parent company stockholders' equity	7,043	6,359
Noncontrolling interest	68	65
Total equity	7,111	6,424
Total liabilities and equity	$ 11,868	$ 10,867